Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
Note 17 – Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for leases for low value assets and leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate of borrowing rate on commencement of the lease is used.
Right to use assets are initially measured at the amount of the lease liability.
Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-to-use assets are amortized on a straight-line basis over the shorter period of the remaining term of the lease or over the remaining economic life of the asset.

Nature of leasing activities

The Company enters into agreements for the lease of trucks and private vehicles for periods of 5 and 3 years respectively. The Company's lease payment liability is secured by the lessor’s legal ownership of the assets.

Right of use assets, net

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars
Cost:
Opening balance	7,834	5,341	2,456
Dispositions	(1,879)	(2,322)	(589)
Additions	2,109	4,815	661
Closing balance	8,064	7,834	2,528

Accumulated depreciation:
Opening balance	3,020	3,217	947
Dispositions	(1,879)	(2,322)	(589)
Depreciation	2,361	2,125	740
Closing balance	3,502	3,020	1,098

Net book value	4,562	4,814	1,430

Leases liabilities

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Opening balance	4,700	2,207	1,474
Additions	2,109	4,815	661
Payments	(1,879)	(2,322)	(589)
Closing balance	4,930	4,700	1,546

Amounts recognized in Statement of income

	For the year ended December 31
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,361	2,125	740
Interest expense on lease liabilities	296	240	93
Cancellation of rental expenses	(2,175)	(2,563)	(681)
	482	(198)	152